Equity Transactions - Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend distributions
Dividend declared	$ 98,522	$ 92,557	$ 193,436
Non-controlling interests
Dividend distributions
Dividend declared	31,236	$ 56,859	$ 104,126
GasLog Partners LP | Non-controlling interests | Common shares
Dividend distributions
Dividend declared	1,373
GasLog Partners LP | Non-controlling interests | Preference shares
Dividend distributions
Dividend declared	$ 29,863